Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Subject To Or Available For Operating Lease [Line Items]
Rent expense for office space	$ 2,508	$ 2,804	$ 2,899
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
Charter hire expense	1,307	2,468	1,286
Future minimum revenue	262,711
Chartered-in vessels
Property Subject To Or Available For Operating Lease [Line Items]
Charter hire expense	$ 136,920	$ 111,337	$ 116,962